PORTFOLIO OF INVESTMENTS – as of February 28, 2021 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets

	Banks – 1.3%
38,160	Popular, Inc.	$2,549,851

	Capital Markets – 3.2%
83,490	Morgan Stanley	6,417,876

	Chemicals – 6.3%
121,645	Nutrien Ltd.	6,563,964
8,725	Sherwin-Williams Co. (The)	5,935,967

		12,499,931

	Communications Equipment – 3.5%
39,965	Motorola Solutions, Inc.	7,013,058

	Distributors – 3.3%
165,170	LKQ Corp.(a)	6,506,046

	Diversified Telecommunication Services – 2.0%
64,395	Cogent Communications Holdings, Inc.	3,854,041

	Energy – 0.5%
78,104	Technip Energies NV, Sponsored ADR(a)	989,578

	Energy Equipment & Services – 1.7%
413,020	TechnipFMC PLC	3,395,024

	Entertainment – 1.2%
18,090	Electronic Arts, Inc.	2,423,517

	Food Products – 3.4%
83,490	Lamb Weston Holdings, Inc.	6,659,997

	Health Care Equipment & Supplies – 2.6%
20,715	Masimo Corp.(a)	5,193,872

	Health Care Providers & Services – 7.1%
28,020	HCA Healthcare, Inc.	4,820,281
27,665	UnitedHealth Group, Inc.	9,190,866

		14,011,147

	Insurance – 4.2%
36,140	Aon PLC, Class A	8,229,439

	Interactive Media & Services – 6.7%
1,650	Alphabet, Inc., Class A(a)	3,336,152
38,870	Facebook, Inc., Class A(a)	10,013,689

		13,349,841

	Internet & Direct Marketing Retail – 4.9%
3,111	Amazon.com, Inc.(a)	9,622,105

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – 9.0%
28,615	Accenture PLC, Class A	$7,179,504
30,180	MasterCard, Inc., Class A	10,679,193

		17,858,697

	Machinery – 3.1%
24,460	Cummins, Inc.	6,193,272

	Oil, Gas & Consumable Fuels – 5.3%
60,835	Chevron Corp.	6,083,500
1,409,715	Kosmos Energy Ltd.	4,341,922

		10,425,422

	Road & Rail – 8.5%
33,400	Saia, Inc.(a)	6,697,702
49,485	Union Pacific Corp.	10,191,931

		16,889,633

	Semiconductors & Semiconductor Equipment – 14.9%
37,565	Entegris, Inc.	3,952,214
302,325	ON Semiconductor Corp.(a)	12,174,628
59,625	Texas Instruments, Inc.	10,271,599
14,425	Universal Display Corp.	3,053,628

		29,452,069

	Software – 4.6%
39,345	Microsoft Corp.	9,142,991

	Textiles, Apparel & Luxury Goods – 1.2%
97,800	Levi Strauss & Co., Class A	2,274,828

	Total Common Stocks (Identified Cost $158,714,944)	194,952,235

Principal Amount
Short-Term Investments – 2.4%
$ 4,667,089	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/26/2021 at 0.000% to be repurchased at $4,667,089 on 3/01/2021 collateralized by $4,581,900 U.S. Treasury Note, 1.500% due 11/30/2024 valued at $4,760,495 including accrued interest(b) (Identified Cost $4,667,089)	4,667,089

	Total Investments – 100.9% (Identified Cost $163,382,033)	199,619,324
	Other assets less liabilities – (0.9)%	(1,730,881)

	Net Assets – 100.0%	$197,888,443

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$194,952,235	$—	$—	$194,952,235
Short-Term Investments	—	4,667,089	—	4,667,089

Total	$194,952,235	$4,667,089	$—	$199,619,324

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at February 28, 2021 (Unaudited)

Semiconductors & Semiconductor Equipment	14.9%
IT Services	9.0
Road & Rail	8.5
Health Care Providers & Services	7.1
Interactive Media & Services	6.7
Chemicals	6.3
Oil, Gas & Consumable Fuels	5.3
Internet & Direct Marketing Retail	4.9
Software	4.6
Insurance	4.2
Communications Equipment	3.5
Food Products	3.4
Distributors	3.3
Capital Markets	3.2
Machinery	3.1
Health Care Equipment & Supplies	2.6
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	5.9
Short-Term Investments	2.4

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%